Share-based payment arrangements (Details) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($) shares $ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.53		$ 3.73	$ 5.32
Number of PSUs, RSUs and stock options outstanding | shares	7,013,127		7,641,161	7,507,841
Average exercise price, Granted during the period | $ / shares	$ 0.002		$ 0.002
Number of options and RSUs and PSUs, Granted during the period | shares	750,032		1,905,684
Average exercise price, Exercised during the period | $ / shares	$ 0.168		$ 6.89
Number of share options exercised in share-based payment arrangement | shares	(1,347,528)		(1,299,314)
Average exercise price, Forfeited during the period | $ / shares	$ 0.002		$ 13.18
Number of share options forfeited in share-based payment arrangement | shares	(30,538)		(473,050)
Average exercise price per share, Vested and exercisable at the end of the period | $ / shares	$ 5.08		$ 7.84
Number of options and RSUs and PSUs, Vested and exercisable at the end of the period | shares	3,573,941		1,652,474
Share-based payment expense, net of forfeitures | $	$ 17,350	$ 17,771